Note 17 - Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
17—
SHAREHOLDERS’ EQUITY

17
-
1
Common stock

As of
December 31, 2019,
EDAP TMS S.A.’s common stock consisted of
29,433,994
issued shares fully paid and with a par value of
€0.13
each.
29,141,566
of the shares were outstanding.

17
-
2
Pre-emptive subscription rights

Shareholders have preemptive rights to subscribe on a
pro rata
basis for additional shares issued by the Company for cash. Shareholders may
waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not
previously waived, are transferable during the subscription period relating to a particular offer of shares.

17
-
3
Dividend rights

Dividends
may
be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not
distributed any dividends since its inception as the result of an accumulated statutory deficit of
€15,392
thousand. Dividend distributions, if any, will be made in euros. The Company has no
plans to distribute dividends in the foreseeable future.

17
-
4
Treasury stock

As of
December 31, 2019,
all
292,428
shares held as treasury stock consisted of (i)
112,138
shares acquired between
August
and
December 1998
and (ii)
180,290
shares acquired in
June
and
July 2001
for a total of
€718
thousand. All treasury stocks have been acquired to cover outstanding stock options (see Note
17
-
5
).

17
-
5
Stock-option plans

As of
December 31, 2019,
the
292,428
ordinary shares held as treasury stock were dedicated to serve stock purchase option plans as follows:
42,000
shares which
may
be purchased at a price of
€2.38
per share pursuant to the exercise of options that were granted on
June 25, 2010,
the balance of
250,428
may
be allocated by the Board of Directors in the future, as per
June 28, 2019
shareholders’ approval.

As of
December 31, 2019,
EDAP TMS S.A. sponsored
four
stock purchase and subscription option plans open to employees of EDAP TMS group:

On
June 24, 2010,
the shareholders authorized the Board of Directors to grant up to
229,100
options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the Shares that may
be purchased through the exercise of stock options are currently held as treasury stock. Conforming to this stock option plan, on
June 25, 2010,
the Board of Directors granted
229,100
options to purchase existing Shares to certain employees of EDAP TMS. The exercise price was fixed at
€2.38
per share. Options were to begin vesting
one
year after the date of grant and were fully vested as of
June 25, 2014 (
i.e.,
four
years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four
years from the date of grant. The options expire on
June 25, 2020 (
i.e.,
ten
years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. There was no
impact on
2017,
2018
and
2019
operating expenses, in accordance with ASC
718.
Under this plan,
42,000
options are outstanding and exercisable at
December 31, 2019.

On
December 19, 2012,
the shareholders authorized the Board of Directors to grant up to
500,000
options to subscribe to
500,000
new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted
500,000
options to subscribe Shares to certain employees of EDAP TMS on
January 18, 2013.
The exercise price was fixed at
€1.91
per share. Options were to begin vesting
one
year after the date of grant and all options were fully vested as of
January 18, 2017 (
i.e.,
four
years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four
years from the date of grant. The options expire on
January 18, 2023 (
i.e.,
ten
years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At
December 31, 2013
the total fair value of the options granted under this plan was
€660
thousand. This non-cash financial charge has been recognized in the Company’s operating expenses over a period of
48
months (using the graded vesting method). The impact on operating income, in accordance with ASC
718,
was
€2
thousand,
€0
thousand and
€0
thousand, in
2017,
2018
and
2019,
respectively. Under this plan,
282,500
options are outstanding and exercisable at
December 31, 2019.

On
February 18, 2016,
the shareholders authorized the Board of Directors to grant up to
1,000,000
options to subscribe to
1,000,000
new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted
575,000
options to subscribe Shares to certain employees of EDAP TMS on
April 26, 2016.
The exercise price was fixed at
€3.22
per share. Options were to begin vesting
one
year after the date of grant and all options will be fully vested as of
April 26, 2020 (
i.e.,
four
years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four
years from the date of grant. The options expire on
April 26, 2026 (
i.e.,
ten
years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At
December 31, 2016
the total fair value of the options granted under this plan was
€960
thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of
48
months (using the graded vesting method).

Conforming to this
February 18, 2016
stock option plan, the Board of Directors granted
260,000
options to subscribe Shares to certain employees of EDAP TMS on
April 25, 2017.
The exercise price was fixed at
€2.39
per share. Options were to begin vesting
one
year after the date of grant and all options will be fully vested as of
April 25, 2021 (
i.e.,
four
years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four
years from the date of grant. The options expire on
April 25, 2027 (
i.e.,
ten
years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At
December 31, 2017,
the total fair value of the options granted on
April 25, 2017
under this plan was
€335
thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of
48
months (using the graded vesting method).

Conforming to this
February 18, 2016
stock option plan, the Board of Directors granted
165,000
options to subscribe Shares to certain employees of EDAP TMS on
August 29, 2018.
The exercise price was fixed at
€2.65
per share. Options were to begin vesting
one
year after the date of grant and all options will be fully vested as of
August 29, 2022 (
i.e.,
four
years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four
years from the date of grant. The options expire on
August 29, 2029 (
i.e.,
ten
years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At
December 31, 2018,
the total fair value of the options granted on
August 29, 2018
under this plan was
€219
thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of
48
months (using the graded vesting method).

Conforming to this
February 18, 2016
stock option plan, the Board of Directors granted
155,000
options to subscribe Shares to certain employees of EDAP TMS on
April 4, 2019.
The exercise price was fixed at
€3.90
per share. Options were to begin vesting
one
year after the date of grant and all options will be fully vested as of
April 4, 2023 (
i.e.,
four
years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four
years from the date of grant. The options expire on
April 4, 2029 (
i.e.,
ten
years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At
December 31, 2019,
the total fair value of the options granted on
April 4, 2019
under this plan was
€299
thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of
48
months (using the graded vesting method).

The impact on this
February 18, 2016
Plan on operating income, in accordance with ASC
718,
was
€380
thousand,
€289
thousand and
€260
thousand in
2017,
2018
and
2019,
respectively.

Under this
2016
plan,
949,400
options are outstanding and
494,400
options are exercisable at
December 31, 2019.

On
June 28, 2019,
the shareholders authorized the Board of Directors to grant up to a maximum of
358,528
options to purchase pre-existing Shares and to grant
1,000,000
options to subscribe to
1,000,000
new shares at a fixed price to be set by the Board of Directors. As of
December 31, 2019,
none
of the options authorized under this Plan have been allocated.

Forfeited stock-options are recognized as they occur, in accordance with ASU
2016
-
09.

The fair value of each stock option granted during the year is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2019	2018	2017
Weighted-average expected life (years)	6.25	6.25	6.25
Expected volatility rates (1)	49.45%	52.6%	57.4%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	-0.08%	0.18%	0.02%
Weighted-average exercise price (€)	3.90	2.65	2.39
Weighted-average fair value of options granted during the year (€)	1.93	1.33	1.29

(
1
) Historical volatility calculated over
10
years.

As of
December 31, 2019,
a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:

	2019		2018		2017
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	1,347,600	2.61	1,207,600	2.61	1,427,438	2.94
Granted	155,000	3.90	165,000	2.65	260,000	2.39
Exercised	(143,700)	2.16	-	-	(60,000)	1.91
Forfeited	(85,000)	1.94	(25,000)	3.05	(134,750)	3.09
Expired	-	-	-	-	(285,088)	3.99
Outstanding on December 31,	1,273,900	2.78	1,347,600	2.61	1,207,600	2.61
Exercisable on December 31,	818,900	2.60	772,600	2.44	598,850	2.29
Share purchase options available for grant on December 31	250,428		250,428		250,428

The following table summarizes information about options to purchase existing Shares held by the Company, or to subscribe to new Shares, at
December 31, 2019:

	Outstanding options				Fully vested options (1)
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Aggregate Intrinsic Value (2) (€)	Options	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)

3.90	130,000	9.3	3.90	5,954	-	-	-
3.22	485,000	6.3	3.22	352,013	363,750	3.22	264,010
2.65	145,000	8.7	2.65	187,891	36,250	2.65	46,973
2.39	189,400	7.3	2.39	294,669	94,400	2.39	146,868
2.38	42,000	0.5	2.38	65,764	42,000	2.38	65,764
1.91	282,500	3.0	1.91	575,114	282,500	1.91	575,114
1.91 to 3.90	1,273,900	7.0	2.78	1,481,405	818,900	2.60	1,098,728

(1)	Fully vested options are all exercisable options
(2)
The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of
$4.43
at
December 31, 2019,
which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.

A summary of the status of the non-vested options to purchase shares or to subscribe to new shares as of
December 31, 2019,
and changes during the year ended
December 31, 2019,
is presented below:

	Options	Weighted average Grant-Date Fair Value (€)
Non-vested at January 1, 2019	575,000	1.47
Granted	155,000	1.93
Vested	(204,400)	1.52
Forfeited	(70,600)	1.58
Non-vested at December 31, 2019	455,000	1.58

As of
December 31, 2019,
there were
€271
thousand of total unrecognized compensation expenses related to non-vested stock-options, over a period of
3.25
years.

17
-
6
Accumulated other comprehensive income (loss)

The components of accumulated other comprehensive income (loss) net of tax, for the years ended
December
31,
2019,
and
2018,
are as follows:

	Year Ended December 31, 2019
	Foreign currency translation adjustments	Provision for retirement indemnities	Total
Beginning balance	(3,173)	(577)	(3,748)
Other comprehensive income (loss) before reclassifications	-	-	-
Reclassified from accumulated other comprehensive loss	-	-	-
Net current-period other comprehensive income (loss)	(61)	374	313
Ending balance	(3,234)	(203)	(3,436)

	Year Ended December 31, 2018
	Foreign currency translation adjustments	Provision for retirement indemnities	Total
Beginning balance	(3,027)	(577)	(3,604)
Other comprehensive income (loss) before reclassifications	-	-	-
Reclassified from accumulated other comprehensive loss	-	-	-
Net current-period other comprehensive income (loss)	(146)	-	(146)
Ending balance	(3,173)	(577)	(3,748)

As there is an allowance recorded against deferred tax assets, there is no
net impact of tax.